INCOME TAX - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
INCOME TAX
Federal statutory income tax rate	25.00%	25.00%
Cumulative net operating loss	¥ 91,445,798		$ 13,477,443	¥ 131,800,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	9,400,000	$ 1,100,000
Net operating loss expired	¥ 49,800,000		$ 7,300,000
Nanjing Recon
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%